Derivative financial instruments (Tables)	3 Months Ended
Mar. 31, 2018
Derivative financial instruments [Abstract]
Fair value amount of derivative financial instruments
The breakdowns of the fair value amount of the derivative financial instruments as of March 31, 2018 and December 31, 2017 are as follows:

	Balance as of March 31, 2018		Balance as of December 31, 2017
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Derivatives - cash flow hedge	10,983	320,366	8,230	329,731